Related party transactions	12 Months Ended
Dec. 31, 2018
Related party transactions
Related party transactions

17. Related party transactions

The table below sets forth the major related parties and their relationships with the Group:

Name of related parties	Relationship with the Group
Tonglu Tongze Logistics Ltd and its subsidiaries	Majority equity interests held by the employees of the Group
Shanghai Mingyu Barcode Technology Ltd.	Controlled by brother of chairman of the Group
Fengwang Investments Ltd.	Group’s equity investee
Heilongjiang Ruston Express Ltd.	Group’s equity investee
Shanghai Kuaibao Network Technology Ltd.	Group’s equity investee
Quanzhou Zhongtong Express Ltd	Group’s equity investee until December 2017
Suzhou Zhongtong Express Ltd.	Group’s equity investee until the Group’s acquisition of this entity in January 1, 2016
ZTO Lianshang Technology Co., Ltd.	Group’s equity investee
ZTO Supply Chain Management Co., Ltd. (1)	Group’s equity investee
Zto Es Holding Limited.	Entity controlled by Chairman of the Group
(1)

In June 2018, ZTO LTL went through a restructuring and as a result, became a wholly owned subsidiary of ZTO Freight (Cayman) Inc. (“ZTO Freight”), a newly established Cayman company by shareholders of ZTO LTL. The Group holds 18% equity in ZTO Freight after the restructuring. The Group contributed additional investment in ZTO Freight by USD19,000 (approximate to RMB130,150) and its equity interest decreased to 17.7% due to the additional capital contributions from other shareholders in 2018.

(a)         The Group entered into the following transactions with its related parties:

	Years ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Gain on disposal of subsidiary derived from
ZTO Lianshang Technology Co., Ltd.	—	—	12,904
Rental income derived from
ZTO Supply Chain Management Co., Ltd.	—	9,436	11,103
Transportation service fees paid to
Tonglu Tongze Logistics Ltd and its subsidiaries	853,198	809,415	547,500
ZTO Supply Chain Management Co., Ltd.	12,779	35,421	40,280
Total	865,977	844,836	587,780
Purchases of supplies from
Shanghai Mingyu Barcode Technology Ltd.	88,884	43,064	90,051

On June 28, 2016, the Company issued 16 million ordinary shares to ZTO ES. At the time of issuance, all shareholder rights associated with these 16 million ordinary shares including but not limited to voting right and dividend right were waived initially until such time when the economic interests in the ordinary shares are granted to the employees, through transfer of interests in the LLPs. Pursuant to board of director resolutions, 5,158,164 of which ordinary share were granted by the Group during the year ended December 31, 2016. As of December 31, 2016, all shareholder rights associated with the remaining 10,841,836 ordinary shares were still waived. In September 2016, Mr. Meisong Lai paid RMB11,789 to the Company as additional capital contribution recorded in additional paid-in capital in its consolidated balance sheets as of December 31, 2016.

In March 2018, the Group invested in a newly established company, named ZTO Lianshang Technology, with consideration of RMB7,500 in exchange for 15% equity interest. In July 2018, the Company entered into an agreement with ZTO Lianshang Technology whereby the Company disposed of a wholly-owned subsidiary to ZTO Lianshang Technology Co., Ltd. for cash consideration of RMB10,000. The gain on disposal for the year ended December 31, 2018 amounted to RMB12,904, which has been recorded in gain on disposal of equity investees and subsidiary in the consolidated statements of comprehensive income.

(b)          The Group had the following balances with its related parties:

	As of December 31,
	2017	2018
	RMB	RMB
Amounts due to
Tonglu Tongze Logistics Ltd. and its subsidiaries	105,754	45,483
Shanghai Mingyu Barcode Technology Ltd.	2,128	17,237
ZTO Supply Chain Management Co., Ltd.	7,031	69,496
Total	114,913	132,216

Amounts due to related parties consisted of accounts payable to related parties for transportation, waybill material and deposits as of December 31, 2017 and 2018, respectively.

(c)          The Group had the following balances with its related parties:

	As of December 31,
	2017	2018
	RMB	RMB
Amounts due from
Shanghai Kuaibao Network Technology Ltd.(1)	9,900	6,600
Total	9,900	6,600
(1)	Amounts due from related parties are loan to related parties.